Lease Commitments - Schedule of Future Minimum Fixed Lease Obligations Under Operating Leases (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Lessee Disclosure [Abstract]
2022	$ 8,517
2023	6,320
2024	4,766
2025	2,995
2026	2,813
Thereafter	$ 8,546